Federated Short-Term Income Fund
Portfolio of Investments
January 31, 2020 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
$922		FHLMC ARM, 2.522%, 10/1/2030	$920
273,804		FHLMC ARM, 4.688%, 3/1/2033	286,554
2,670		FHLMC ARM, 5.329%, 11/1/2030	2,862
1,078		FHLMC ARM, 5.750%, 4/1/2030	1,080
		TOTAL	291,416
		Federal National Mortgage Association—0.1%
14,935		FNMA ARM, 2.895%, 10/1/2027	14,998
124,175		FNMA ARM, 2.949%, 4/1/2028	124,987
391,157		FNMA ARM, 2.377%, 8/1/2033	390,960
213,809		FNMA ARM, 2.922%, 5/1/2034	215,787
186,906		FNMA ARM, 3.640%, 5/1/2040	192,365
51,782		FNMA ARM, 3.640%, 5/1/2040	53,305
		TOTAL	992,402
		Government National Mortgage Association—0.0%
1,676		GNMA ARM, 4.000%, 1/20/2022	1,688
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,275,723)	1,285,506
		ASSET-BACKED SECURITIES—45.7%
		Auto Receivables—22.2%
3,000,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	3,005,730
2,000,000	[1]	Ally Master Owner Trust 2018-3, Class A, 1.996% (1-month USLIBOR +0.320%), 7/15/2022	2,000,555
7,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.590%, 2/8/2022	7,044,890
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	5,093,322
5,578,827		AmeriCredit Automobile Receivables Trust 2018-1, Class A3, 3.070%, 12/19/2022	5,616,056
5,000,000		AmeriCredit Automobile Receivables Trust 2018-1, Class B, 3.260%, 1/18/2024	5,099,955
4,500,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 1.996% (1-month USLIBOR +0.320%), 5/15/2023	4,508,486
5,000,000		BMW Vehicle Lease Trust 2018-1, Class A4, 3.360%, 3/21/2022	5,071,863
3,812,126		BMW Vehicle Owner Trust 2018-A, Class A3, 2.350%, 4/25/2022	3,825,004
1,848,347		California Republic Auto Receivables Trust 2016-1, Class A4, 2.240%, 10/15/2021	1,849,389
3,000,000		California Republic Auto Receivables Trust 2016-2, Class B, 2.520%, 5/16/2022	3,009,876
2,000,000		California Republic Auto Receivables Trust 2016-2, Class C, 3.510%, 3/15/2023	2,007,513
1,437,848		Canadian Pacer Auto Receivable 2018-1A, Class A3, 3.000%, 11/19/2021	1,443,287
3,000,000		Canadian Pacer Auto Receivable 2018-1A, Class B, 3.470%, 2/19/2023	3,043,891
3,250,000		Canadian Pacer Auto Receivable 2018-2A, Class B, 3.630%, 1/19/2024	3,351,553
4,250,000		Canadian Pacer Auto Receivable 2020-1A, Class B, 2.000%, 7/21/2025	4,280,889
4,250,000		Canadian Pacer Auto Receivable 2020-1A, Class C, 2.490%, 5/19/2026	4,279,804
5,000,000		Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	5,115,019
4,000,000		Chesapeake Funding II LLC 2017-2A, Class D, 3.710%, 5/15/2029	4,070,320
2,100,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.760%, 11/15/2029	2,112,883
2,300,000		Chesapeake Funding II LLC 2018-1A, Class C, 3.570%, 4/15/2030	2,369,997
2,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	2,102,428
2,000,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	2,087,862
3,800,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	3,970,301
1,000,000		Chesapeake Funding LLC 2017-3A, Class B, 2.570%, 8/15/2029	1,004,097
1,000,000		Chesapeake Funding LLC 2017-3A, Class C, 2.780%, 8/15/2029	1,004,178

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$1,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.380%, 8/15/2029	$1,008,873
32,760		Drive Auto Receivables Trust 2017-AA, Class C, 2.980%, 1/18/2022	32,761
885,965		Drive Auto Receivables Trust 2018-3, Class B, 3.370%, 9/15/2022	886,576
6,201,553		Drive Auto Receivables Trust 2019-1, Class A3, 3.180%, 10/17/2022	6,215,206
2,000,000		Drive Auto Receivables Trust 2019-4, Class A3, 2.160%, 5/15/2023	2,008,239
6,000,000		Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	6,068,450
2,123,835		Enterprise Fleet Financing LLC 2018-2 A2, Class A2, 3.140%, 2/20/2024	2,146,175
5,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	5,101,281
1,900,000		Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,953,821
10,000,000		Ford Credit Auto Lease Trust 2018-B, Class B, 3.490%, 3/15/2022	10,125,972
6,000,000		Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	6,087,395
2,650,000		Ford Credit Auto Lease Trust 2020-A, Class B, 2.050%, 6/15/2023	2,653,154
2,000,000		Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	2,026,018
4,000,000		Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	4,063,292
2,000,000		Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	2,017,254
2,000,000		GM Financial Automobile Leasing Trust 2019-3, Class A4, 2.030%, 7/20/2023	2,005,844
2,500,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class C, 2.450%, 7/17/2023	2,505,424
2,900,000		GM Financial Securitized Term 2018-1, Class C, 2.770%, 7/17/2023	2,948,243
3,000,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,135,511
1,975,600		GM Financial Securitized Term 2019-1, Class A2, 2.990%, 3/16/2022	1,980,171
3,804,000		General Motors 2019-2, Class C, 3.300%, 4/15/2026	3,952,049
1,500,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.710%, 3/15/2024	1,499,110
5,000,000		Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,066,946
9,000,000		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	9,093,323
3,500,000		Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	3,553,355
6,000,000		Honda Auto Receivables Owner Trust 2019-3, Class A2, 1.900%, 4/15/2022	6,012,654
3,750,000		Huntington Auto Trust 2016-1, Class D, 2.960%, 8/15/2023	3,750,898
2,000,000		Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.460%, 7/15/2022	2,004,320
4,800,000		Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.040%, 10/15/2021	4,827,420
4,000,000		Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	4,063,536
3,000,000		Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.810%, 5/15/2024	3,022,725
4,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	4,130,642
1,500,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	1,514,572
2,000,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	2,019,992
2,200,000		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.510%, 10/16/2023	2,204,192
4,000,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A4, 3.250%, 10/15/2024	4,065,159
950,000	[1]	Motor PLC 2017-1A, Class A1, 2.190% (1-month USLIBOR +0.530%), 9/25/2024	949,937
2,000,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class B, 2.460% (1-month USLIBOR +0.800%), 9/25/2023	2,001,287
2,250,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class C, 2.710% (1-month USLIBOR +1.050%), 9/25/2023	2,252,417
2,341,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class D, 3.210% (1-month USLIBOR +1.550%), 9/25/2023	2,343,674
2,400,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class B, 2.410% (1-month USLIBOR +0.750%), 5/25/2024	2,401,556
2,100,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class D, 3.110% (1-month USLIBOR +1.450%), 5/25/2024	2,101,354
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 2.526% (1-month USLIBOR +0.850%), 4/18/2022	5,005,854
4,000,000	[1]	Nextgear Floorplan Master Owner Trust 2018-2A, Class A1, 2.276% (1-month USLIBOR +0.600%), 10/15/2023	4,013,771
4,350,000		Nextgear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	4,454,487
6,000,000	[1]	Nissan Master Owner Trust Receivables 2019-B, Class A, 2.106% (1-month USLIBOR +0.430%), 11/15/2023	6,018,727
2,600,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	2,618,965
3,791,496		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.760%, 12/15/2022	3,804,974
4,000,000		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	4,068,131

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$7,000,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 3.280%, 10/15/2025	$7,098,050
3,000,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	3,062,089
807,073		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.040%, 4/26/2021	807,258
1,054,277	[1]	Securitized Term Auto Receivables Trust 2018-2A, Class A2B, 1.870% (1-month USLIBOR +0.210%), 2/25/2021	1,054,498
2,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A3, 2.986%, 2/27/2023	2,023,729
10,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	10,245,288
4,000,000		Toyota Auto Loan Extended Note 2019-1A, Class A, 2.560%, 11/25/2031	4,149,291
2,000,000		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	2,011,047
4,000,000		Volkswagen Auto Lease Trust 2019-A, Class A4, 2.020%, 8/20/2024	4,012,731
3,000,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	3,036,640
2,000,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,014,355
1,254,080		World Omni Auto Receivables Trust 2018-C, Class A2, 2.800%, 1/18/2022	1,256,488
4,504,234		World Omni Automobile Lease Securitization Trust 2017-A, Class B, 2.480%, 8/15/2022	4,504,621
4,000,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	4,067,642
4,000,000		World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	4,080,614
4,000,000		World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	4,017,021
6,000,000		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	6,020,459
		TOTAL	319,616,656
		Credit Card—14.5%
7,252,000		American Express Credit Account Master Trust 2017-6, Class B, 2.200%, 5/15/2023	7,268,997
9,914,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 2.226% (1-month USLIBOR +0.550%), 12/15/2025	9,926,631
3,000,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 2.246% (1-month USLIBOR +0.570%), 2/17/2026	3,005,133
13,000,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	13,274,507
5,000,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.950%, 8/15/2022	5,001,678
8,000,000		Bank of America Credit Card Trust 2019-A1, Class A1, 1.740%, 1/15/2025	8,054,230
1,000,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 1.976% (1-month USLIBOR +0.300%), 5/15/2023	1,000,528
10,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 2.006% (1-month USLIBOR +0.330%), 7/15/2024	10,019,584
8,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A2, Class A2, 2.306% (1-month USLIBOR +0.630%), 2/15/2024	8,051,518
3,700,000		Capital One Multi-Asset Execution Trust 2019-A2, Class A2, 1.720%, 8/15/2024	3,725,938
6,700,000	[1]	Cards II Trust 2018-1A, Class A, 2.026% (1-month USLIBOR +0.350%), 4/17/2023	6,702,834
6,000,000	[1]	Cards II Trust 2019-1A, Class A, 2.066% (1-month USLIBOR +0.390%), 5/15/2024	6,012,281
4,000,000	[1]	Chase Issuance Trust 2018-A1, Class A1, 1.876% (1-month USLIBOR +0.200%), 4/17/2023	4,004,290
7,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 2.054% (1-month USLIBOR +0.340%), 6/7/2025	7,002,279
5,000,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 2.036% (1-month USLIBOR +0.360%), 4/15/2025	5,016,023
4,000,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 2.066% (1-month USLIBOR +0.390%), 3/15/2026	4,007,788
3,000,000		Evergreen Credit Card Trust 2019-3, Class B, 2.370%, 10/16/2023	3,007,817
3,000,000		Evergreen Credit Card Trust 2019-3, Class C, 2.720%, 10/16/2023	3,007,964
3,000,000		Evergreen Credit Card Trust Series 2018-1, Class A, 2.950%, 3/15/2023	3,041,515
3,000,000	[1]	Evergreen Credit Card Trust Series 2018-2, Class A, 2.026% (1-month USLIBOR +0.350%), 7/15/2022	3,001,554
5,000,000		Evergreen Credit Card Trust Series 2019-1, Class B, 3.590%, 1/15/2023	5,056,234
4,000,000		Evergreen Credit Card Trust Series 2019-1, Class C, 3.980%, 1/15/2023	4,044,675
1,900,000		Evergreen Credit Card Trust Series 2019-2 C, Class C, 2.620%, 9/15/2024	1,903,757
6,000,000	[1]	First National Master Note Trust 2018-1, Class A, 2.136% (1-month USLIBOR +0.460%), 10/15/2024	5,995,939
8,000,000		Golden Credit Card Trust 2017-2A, Class A, 1.980%, 4/15/2022	8,002,314
7,700,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 2.196% (1-month USLIBOR +0.520%), 7/15/2024	7,729,793
2,850,000		Golden Credit Card Trust 2018-1A, Class A, 2.620%, 1/15/2023	2,876,226
6,000,000	[1]	Gracechurch Card PLC 2018-1A, Class A, 2.076% (1-month USLIBOR +0.400%), 7/15/2022	6,004,239
1,500,000	[1]	Master Credit Card Trust 2018-1A, Class A, 2.144% (1-month USLIBOR +0.490%), 7/21/2024	1,505,697
4,500,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	4,651,178

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$2,000,000	[1]	Master Credit Card Trust 2018-3A, Class A, 1.994% (1-month USLIBOR +0.340%), 1/21/2022	$2,001,810
5,000,000	[1]	Master Credit Card Trust 2019-1A, Class A, 2.134% (1-month USLIBOR +0.480%), 7/21/2022	5,013,243
1,832,000		Master Credit Card Trust 2020-1A, Class B, 2.340%, 9/23/2024	1,848,585
4,250,000		Master Credit Card Trust 2020-1A, Class C, 2.590%, 9/23/2024	4,288,665
6,000,000	[1]	Penarth Master Issuer 2018-2A, Class A1, 2.107% (1-month USLIBOR +0.450%), 9/18/2022	5,998,278
1,500,000	[1]	Trillium Credit Card Trust II 2018-1A, Class A, 1.910% (1-month USLIBOR +0.250%), 2/27/2023	1,500,138
10,000,000	[1]	Trillium Credit Card Trust II 2018-2A, Class A, 2.010% (1-month USLIBOR +0.350%), 9/26/2023	10,011,701
2,174,000		Trillium Credit Card Trust II 2019-1A, Class B, 3.522%, 1/26/2024	2,196,876
6,305,000		Trillium Credit Card Trust II 2019-1A, Class C, 3.915%, 1/26/2024	6,371,035
2,064,000		Trillium Credit Card Trust II 2019-2A, Class B, 3.522%, 1/26/2024	2,085,718
4,900,000		Trillium Credit Card Trust II 2020-1A, Class C, 2.628%, 12/27/2024	4,923,790
		TOTAL	208,142,980
		Equipment—4.3%
1,248,000		CLI Funding LLC 2013-1A, Class Note, 2.830%, 3/18/2028	1,254,280
4,000,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	4,158,985
4,000,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	4,120,571
4,750,000		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	4,868,347
5,000,000		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	5,066,989
510,000		Dell Equipment Finance Trust 2017-1, Class D, 3.440%, 4/24/2023	510,285
5,000,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	5,109,328
3,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	3,058,257
3,250,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	3,252,332
1,000,000		Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	1,016,251
2,700,000		Great America Leasing Receivables 2018-1, Class C, 3.140%, 6/16/2025	2,743,740
4,000,000		Great America Leasing Receivables 2019-1, Class C, 3.540%, 2/17/2026	4,185,463
1,250,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	1,257,672
3,000,000		Kubota Credit Owner Trust 2019-1A, Class A2, 2.490%, 6/15/2022	3,015,757
1,674,120		MMAF Equipment Finance LLC 2018-A, Class A2, 2.920%, 7/12/2021	1,677,577
3,178,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	3,180,213
3,650,000		Volvo Financial Equipment LLC 2019-1A, Class B, 3.260%, 1/16/2024	3,767,518
5,500,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 2.176% (1-month USLIBOR +0.500%), 11/15/2022	5,514,530
4,000,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 2.196% (1-month USLIBOR +0.520%), 7/17/2023	4,015,408
		TOTAL	61,773,503
		Home Equity Loan—0.0%
8,810	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 2.156% (1-month USLIBOR +0.480%), 1/15/2028	7,389
2,088,010		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	360,978
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	6,608
		TOTAL	374,975
		Other—4.6%
1,360,853	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 2.340% (1-month USLIBOR +0.680%), 10/25/2035	1,334,994
836,430		Navient Student Loan Trust 2018-A, Class A1, 2.530%, 2/18/2042	838,051
846,050	[1]	Navient Student Loan Trust 2018-BA, Class A1, 2.026% (1-month USLIBOR +0.350%), 12/15/2059	846,089
5,000,000		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	5,168,216
2,900,000	[1]	PFS Financing Corp. 2018-A, Class A, 2.076% (1-month USLIBOR +0.400%), 2/17/2022	2,900,710
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.080%, 2/15/2023	4,026,531
4,250,000		PFS Financing Corp. 2018-F, Class B, 3.770%, 10/15/2023	4,323,609
3,000,000	[1]	PFS Financing Corp. 2019-B, Class A, 2.226% (1-month USLIBOR +0.550%), 9/15/2023	3,003,592
2,300,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,312,605
2,334,483		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	2,403,070

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$470,519	[1]	SLM Student Loan Trust 2011-2, Class A1, 2.260% (1-month USLIBOR +0.600%), 11/25/2027	$471,703
2,663,699		SLM Student Loan Trust 2013-B, Class B, 3.000%, 5/16/2044	2,679,877
828,964	[1]	SMB Private Education Loan Trust 2018-C, Class A1, 1.976% (1-month USLIBOR +0.300%), 9/15/2025	829,175
564,607	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 2.360% (1-month USLIBOR +0.700%), 3/26/2040	568,113
654,039	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 2.160% (1-month USLIBOR +0.500%), 11/26/2040	654,775
668,786		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.050%, 1/25/2041	668,957
437,426	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 2.010% (1-month USLIBOR +0.350%), 2/25/2042	438,038
876,524		Social Professional Loan Program LLC 2018-C, Class A1FX, 3.080%, 1/25/2048	881,180
2,224,837		Social Professional Loan Program LLC 2019-A, Class A1FX, 3.180%, 6/15/2048	2,247,700
1,222,329		Social Professional Loan Program LLC 2019-B, Class A1FX, 2.780%, 8/17/2048	1,229,548
753,285		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	760,745
187,539		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	188,034
3,443,020		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	3,475,960
1,809,139	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 2.410% (1-month USLIBOR +0.750%), 9/25/2056	1,792,080
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,193,872
2,000,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	2,030,302
2,500,000		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	2,537,218
3,000,000		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	3,024,936
4,500,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	4,530,553
4,250,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	4,255,878
		TOTAL	66,616,111
		Rate Reduction Bond—0.1%
943,206		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	979,271
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $652,718,999)	657,503,496
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.0%
		Federal Home Loan Mortgage Corporation—0.1%
1		Federal Home Loan Mortgage Corp. REMIC, Series 141, Class D, 5.000%, 5/15/2021	1
1,011		Federal Home Loan Mortgage Corp. REMIC, Series 1686, Class PJ, 5.000%, 2/15/2024	1,041
9,230		Federal Home Loan Mortgage Corp. REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	10,106
32,074		Federal Home Loan Mortgage Corp. REMIC, Series 2647, Class A, 3.250%, 4/15/2032	33,507
26,917		Federal Home Loan Mortgage Corp. REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	27,514
20,286		Federal Home Loan Mortgage Corp. REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	21,087
659,317	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3117, Class FE, 1.976% (1-month USLIBOR +0.300%), 2/15/2036	658,343
74,700	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 2.136% (1-month USLIBOR +0.460%), 2/15/2034	75,068
211,021	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 2.076% (1-month USLIBOR +0.400%), 7/15/2036	211,325
98,109	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 2.426% (1-month USLIBOR +0.750%), 7/15/2036	99,457
335,575	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 2.586% (1-month USLIBOR +0.910%), 7/15/2037	340,298
96,838		Federal Home Loan Mortgage Corp. REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	116,778
		TOTAL	1,594,525
		Federal National Mortgage Association—0.3%
56		Federal National Mortgage Association REMIC, Series 1990-28, Class X, 9.000%, 3/25/2020	56
172		Federal National Mortgage Association REMIC, Series 1991-141, Class PZ, 8.000%, 10/25/2021	179
4,991		Federal National Mortgage Association REMIC, Series 1992-162, Class D, 7.000%, 9/25/2022	5,222
6,208	[1]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.748% (10-year Constant Maturity Treasury +48.285%), 7/25/2023	6,629
558	[1]	Federal National Mortgage Association REMIC, Series 1993-179, Class FO, 4.000% (3-month Constant Maturity Treasury +0.700%), 10/25/2023	572
2,210		Federal National Mortgage Association REMIC, Series 1993-32, Class H, 6.000%, 3/25/2023	2,304
77,971		Federal National Mortgage Association REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	84,081

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$40,753	[1]	Federal National Mortgage Association REMIC, Series 2002-52, Class FG, 2.160% (1-month USLIBOR +0.500%), 9/25/2032	$41,050
8,150		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	8,410
976		Federal National Mortgage Association REMIC, Series 2003-49, Class JE, 3.000%, 4/25/2033	975
166,563	[1]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 2.090% (1-month USLIBOR +0.430%), 6/25/2036	167,161
737,826	[1]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 2.110% (1-month USLIBOR +0.450%), 7/25/2037	741,112
104,267	[1]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 2.660% (1-month USLIBOR +1.000%), 6/25/2037	107,058
21,040	[1]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 2.460% (1-month USLIBOR +0.800%), 5/25/2039	21,111
13,982	[1]	Federal National Mortgage Association REMIC, Series 2009-63, Class FB, 2.160% (1-month USLIBOR +0.500%), 8/25/2039	14,015
227,722	[1]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 2.510% (1-month USLIBOR +0.850%), 4/25/2037	231,945
346,756	[1]	Federal National Mortgage Association REMIC, Series 2010-74, Class AF, 2.200% (1-month USLIBOR +0.540%), 7/25/2037	349,238
623,728	[1]	Federal National Mortgage Association REMIC, Series 2011-17, Class FP, 2.110% (1-month USLIBOR +0.450%), 3/25/2041	624,437
2,362,347	[1]	Federal National Mortgage Association REMIC, Series 2012-1, Class PF, 2.060% (1-month USLIBOR +0.400%), 2/25/2042	2,366,823
220		Federal National Mortgage Association REMIC, Series G92-44, Class ZQ, 8.000%, 7/25/2022	230
3,863		Federal National Mortgage Association REMIC, Series G92-54, Class ZQ, 7.500%, 9/25/2022	4,005
		TOTAL	4,776,613
		Government Agency—0.0%
234,253		FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	233,539
		Government National Mortgage Association—0.6%
3,675,693	[1]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 2.233% (1-month USLIBOR +0.540%), 7/20/2063	3,677,596
4,557,518	[1]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 2.243% (1-month USLIBOR +0.550%), 7/20/2063	4,560,548
		TOTAL	8,238,144
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $14,761,480)	14,842,821
		NON-AGENCY MORTGAGE—2.9%
		Non-Agency Mortgage—2.9%
5,135		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.771%, 3/25/2033	5,216
5,718		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	5,754
6,611,522	[1]	Gosforth Funding PLC 2018-1A, Class A1, 2.359% (3-month USLIBOR +0.450%), 8/25/2060	6,613,650
5,064,301	[1]	Holmes Master Issuer PLC 2018-2A, Class A2, 2.251% (3-month USLIBOR +0.420%), 10/15/2054	5,067,471
3,720,000		Lanark Master Issuer PLC 2018-1A, Class 1A, 2.318%, 12/22/2069	3,711,418
3,400,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 2.318% (3-month USLIBOR +0.420%), 12/22/2069	3,397,430
4,000,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	4,003,640
3,750,000	[1]	Permanent Master Issuer PLC 2018-1A, Class 1A1, 2.211% (3-month USLIBOR +0.380%), 7/15/2058	3,751,189
138,476		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 0.863%, 9/25/2034	128,774
2,223,259		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,193,581
1,011,705		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	998,309
1,824,808		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	1,800,120
2,310,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 2.369% (3-month USLIBOR +0.550%), 1/21/2070	2,311,199
7,502,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 2.209% (3-month USLIBOR +0.390%), 1/21/2070	7,491,490
74,891		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	80,669
343,605	[1]	Washington Mutual 2006-AR15, Class 1A, 2.985% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	302,502
383,313	[1]	Washington Mutual 2006-AR17, Class 1A, 3.060% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	363,174
		TOTAL NON-AGENCY MORTGAGE (IDENTIFIED COST $42,375,846)	42,225,586
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.0%
		Commercial Mortgage—3.0%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 2.926% (1-month USLIBOR +1.250%), 7/15/2035	5,000,033
5,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 3.076% (1-month USLIBOR +1.400%), 11/15/2036	5,003,131
4,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 2.687% (1-month USLIBOR +1.030%), 11/19/2035	3,997,510
5,200,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 3.007% (1-month USLIBOR +1.350%), 11/19/2035	5,200,012

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$629,117		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A1, 1.676%, 5/10/2049	$627,920
12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	12,558,384
4,993,554	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 2.467% (1-month USLIBOR +0.790%), 4/10/2046	5,028,717
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 2.869% (1-month USLIBOR +1.200%), 6/15/2045	5,034,320
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $42,084,939)	42,450,027
		CORPORATE BONDS—33.9%
		Capital Goods - Aerospace & Defense—0.4%
2,685,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.080%, 10/15/2020	2,691,179
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,555,501
		TOTAL	5,246,680
		Capital Goods - Construction Machinery—0.1%
2,000,000	[3]	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	2,037,000
		Capital Goods - Diversified Manufacturing—0.8%
6,550,000		3M Co., Sr. Unsecd. Note, 1.750%, 2/14/2023	6,585,683
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	3,058,162
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,423,304
		TOTAL	12,067,149
		Communications - Cable & Satellite—0.6%
4,170,000	[1]	Comcast Corp., Sr. Unsecd. Note, 2.461% (3-month USLIBOR +0.630%), 4/15/2024	4,232,344
3,570,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 10/1/2021	3,676,585
		TOTAL	7,908,929
		Communications - Media & Entertainment—0.3%
870,000		Fox Corp., Sr. Unsecd. Note, 144A, 3.666%, 1/25/2022	899,792
3,225,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 2.156% (3-month USLIBOR +0.250%), 9/1/2021	3,236,381
		TOTAL	4,136,173
		Communications - Telecom Wireless—0.7%
10,000,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 2.832% (3-month USLIBOR +0.990%), 1/16/2024	10,142,118
		Communications - Telecom Wirelines—0.3%
4,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 3.067% (3-month USLIBOR +1.180%), 6/12/2024	4,074,056
		Consumer Cyclical - Automotive—2.9%
1,910,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, 2.153% (3-month USLIBOR +0.260%), 6/16/2020	1,912,297
4,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 2.110% (3-month USLIBOR +0.210%), 2/12/2021	4,004,399
2,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.348% (3-month USLIBOR +0.450%), 2/22/2021	2,004,828
2,650,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.420% (3-month USLIBOR +0.530%), 5/5/2020	2,653,047
3,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	3,089,403
3,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.650%, 4/13/2020	3,004,130
2,125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	2,147,146
3,630,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.387% (3-month USLIBOR +1.550%), 1/14/2022	3,674,609
3,000,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.150%, 9/28/2020	3,005,564
5,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.557% (3-month USLIBOR +0.630%), 9/21/2021	5,017,464
3,000,000		Toyota Motor Corp., Sr. Unsecd. Note, 3.183%, 7/20/2021	3,068,886
1,500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 3.050%, 1/8/2021	1,519,527
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.537% (3-month USLIBOR +0.690%), 1/11/2022	5,049,314
1,200,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.500%, 9/24/2021	1,211,749
		TOTAL	41,362,363
		Consumer Cyclical - Retailers—1.0%
1,430,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	1,457,357
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	4,018,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$2,020,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 2.605% (3-month USLIBOR +0.720%), 3/9/2021	$2,032,349
1,487,000	[1]	Dollar Tree, Inc., Sr. Unsecd. Note, 2.536% (3-month USLIBOR +0.700%), 4/17/2020	1,487,182
4,000,000		Home Depot, Inc., Sr. Unsecd. Note, 1.800%, 6/5/2020	4,001,446
1,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 3/1/2022	1,036,359
		TOTAL	14,033,443
		Consumer Cyclical - Services—0.6%
1,500,000		Amazon.com, Inc., Sr. Unsecd. Note, 1.900%, 8/21/2020	1,502,242
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	1,946,389
1,800,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,846,090
3,555,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	3,748,001
		TOTAL	9,042,722
		Consumer Non-Cyclical - Food/Beverage—1.2%
2,875,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 2.609% (3-month USLIBOR +0.700%), 11/15/2021	2,875,437
1,390,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 2.846% (3-month USLIBOR +1.010%), 10/17/2023	1,414,120
6,180,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.551%, 5/25/2021	6,325,630
1,000,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.375%, 6/15/2021	1,022,013
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,129,292
		TOTAL	17,766,492
		Consumer Non-Cyclical - Health Care—0.8%
4,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 2.917% (3-month USLIBOR +1.030%), 6/6/2022	4,535,965
6,250,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	6,300,785
		TOTAL	10,836,750
		Consumer Non-Cyclical - Pharmaceuticals—1.4%
5,000,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 2.510% (3-month USLIBOR +0.620%), 6/10/2022	5,031,131
4,550,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 2.903% (3-month USLIBOR +1.010%), 12/15/2023	4,594,734
3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.900%, 7/26/2024	4,024,582
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,483,192
2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	2,491,028
		TOTAL	19,624,667
		Energy - Independent—0.4%
5,320,000	[1]	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.359% (3-month USLIBOR +1.450%), 8/15/2022	5,350,302
		Energy - Integrated—1.0%
5,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 2.854% (3-month USLIBOR +0.950%), 5/16/2021	5,056,370
4,565,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	4,620,037
2,220,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,235,795
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,865,853
		TOTAL	14,778,055
		Energy - Midstream—1.0%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,529,037
4,200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	4,341,855
6,000,000	[1]	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.111% (3-month USLIBOR +1.280%), 1/15/2023	6,073,534
2,350,000	[1]	MPLX LP, Sr. Unsecd. Note, 2.785% (3-month USLIBOR +0.900%), 9/9/2021	2,358,896
		TOTAL	14,303,322
		Energy - Oil Field Services—0.2%
2,380,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	2,538,907
		Financial Institution - Banking—12.2%
1,400,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	1,428,260
5,000,000	[1]	Australia & New Zealand Banking Group, Unsecd. Note, 144A, 2.364% (3-month USLIBOR +0.460%), 5/17/2021	5,023,534
2,000,000	[1]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 2.384% (3-month USLIBOR +0.490%), 11/21/2022	2,012,541

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$4,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 2.800% (3-month USLIBOR +1.000%), 4/24/2023	$4,050,951
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.186% (3-month USLIBOR +0.380%), 1/23/2022	2,003,197
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,588,341
3,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	4,154,468
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series G, 2.150%, 2/24/2020	4,000,000
2,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.850%, 1/27/2023	2,014,385
3,260,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 2.363% (Secured Overnight Financing Rate +0.800%), 3/17/2023	3,282,845
2,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.450%, 4/30/2021	2,039,154
3,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.250% (3-month USLIBOR +0.350%), 2/12/2021	3,007,588
3,335,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 3.165%, 2/19/2022	3,382,154
1,920,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.453% (Secured Overnight Financing Rate +0.870%), 11/4/2022	1,933,743
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	3,053,027
2,830,000	[1]	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 2.446% (3-month USLIBOR +0.540%), 3/2/2020	2,831,388
1,945,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	2,001,758
4,170,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.618% (3-month USLIBOR +0.730%), 6/11/2021	4,183,644
760,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 1.800%, 1/30/2023	762,646
5,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.557% (3-month USLIBOR +0.780%), 10/31/2022	5,044,121
2,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.659% (3-month USLIBOR +0.750%), 2/23/2023	2,021,706
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 2.904% (3-month USLIBOR +1.000%), 5/18/2024	10,138,518
1,610,000		Huntington National Bank, Sr. Unsecd. Note, 1.800%, 2/3/2023	1,616,044
1,100,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	1,131,096
3,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.435% (3-month USLIBOR +0.550%), 3/9/2021	3,001,568
4,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.199% (3-month USLIBOR +0.290%), 2/1/2021	4,000,000
1,470,000	[1]	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.270% (Secured Overnight Financing Rate +0.710%), 12/9/2022	1,477,994
2,470,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	2,540,529
3,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.514% (3-month USLIBOR +0.610%), 5/18/2022	3,024,446
1,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.546% (3-month USLIBOR +0.640%), 12/1/2021	1,500,181
4,345,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.278% (Secured Overnight Financing Rate +0.700%), 1/20/2023	4,360,273
6,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.450% (3-month USLIBOR +0.550%), 2/10/2021	6,000,708
855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	880,180
4,120,000		National Australia Bank Ltd., Sr. Unsecd. Note, 1.875%, 12/13/2022	4,142,576
7,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	7,552,155
750,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.000%, 5/19/2020	750,467
9,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, 2.315% (3-month USLIBOR +0.430%), 12/9/2022	9,032,264
1,310,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.232%, 7/22/2022	1,320,755
3,000,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.500%, 1/22/2021	3,021,652
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,921,105
4,630,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	4,939,323
4,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 2.493% (3-month USLIBOR +0.730%), 2/1/2022	4,045,439
2,180,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	2,191,216
6,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 2.318% (3-month USLIBOR +0.430%), 6/11/2021	6,029,882
3,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.353% (3-month USLIBOR +0.590%), 8/2/2022	3,014,690
3,200,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.800%, 5/17/2022	3,272,547
9,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.184% (3-month USLIBOR +0.290%), 5/21/2021	9,006,689
3,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.060% (Secured Overnight Financing Rate +0.480%), 3/25/2020	3,000,464
2,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.082%, 9/9/2022	2,010,464
3,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.141% (3-month USLIBOR +0.310%), 1/15/2021	3,006,042
3,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.600%, 1/15/2021	3,026,305

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,000,000	[1]	Westpac Banking Corp., Sr. Unsecd. Note, 2.417% (3-month USLIBOR +0.570%), 1/11/2023	$5,031,955
		TOTAL	175,806,978
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
5,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 2.193% (3-month USLIBOR +0.430%), 11/1/2021	5,017,962
		Financial Institution - Finance Companies—0.2%
1,820,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	1,897,963
1,430,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	1,568,008
		TOTAL	3,465,971
		Financial Institution - Insurance - Health—0.2%
2,360,000	[1]	CIGNA Corp., Sr. Unsecd. Note, Series WI, 2.549% (3-month USLIBOR +0.650%), 9/17/2021	2,360,276
		Financial Institution - Insurance - Life—1.7%
2,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 1.950%, 9/22/2020	2,003,694
2,380,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.150% (Secured Overnight Financing Rate +0.570%), 9/7/2020	2,385,353
1,190,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 3.375%, 1/11/2022	1,228,258
1,250,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	1,271,100
4,000,000		Met Life Real Estate Investments, Sec. Fac. Bond, 144A, 3.450%, 10/9/2021	4,119,652
3,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.000%, 4/9/2020	3,001,416
3,750,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.069% (3-month USLIBOR +0.160%), 10/1/2020	3,754,315
3,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.410% (3-month USLIBOR +0.520%), 6/10/2022	3,024,230
3,750,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.950%, 1/28/2021	3,797,999
		TOTAL	24,586,017
		Financial Institution - Insurance - P&C—0.1%
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 2.741% (3-month USLIBOR +0.910%), 7/15/2027	871,751
		Financial Institution - REIT - Office—0.0%
230,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	248,039
		Technology—2.0%
3,270,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	3,286,475
5,000,000		Automatic Data Processing, Inc., 2.250%, 9/15/2020	5,016,197
2,500,000		Dell International LLC/EMC Corp., 144A, 4.000%, 7/15/2024	2,669,637
4,545,000	[1]	Equifax, Inc., Sr. Unsecd. Note, Series FRN, 2.779% (3-month USLIBOR +0.870%), 8/15/2021	4,569,872
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	2,037,541
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	2,684,268
5,000,000		IBM Credit Corp., Sr. Unsecd. Note, 3.600%, 11/30/2021	5,182,479
3,350,000		Molex Electronics Technologies LLC, Sr. Unsecd. Note, 144A, 2.878%, 4/15/2020	3,353,433
		TOTAL	28,799,902
		Transportation - Railroads—0.1%
1,300,000		Union Pacific Corp., Sr. Unsecd. Note, 1.800%, 2/1/2020	1,300,000
		Transportation - Services—0.8%
3,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	3,064,306
2,560,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,703,908
820,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	840,799
1,925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	1,966,494
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	3,195,207
		TOTAL	11,770,714
		Utility - Electric—2.4%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,523,578
3,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.150%, 11/13/2020	3,008,949
1,500,000		Berkshire Hathaway Energy Co., 2.400%, 2/1/2020	1,500,000
5,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 2.346% (3-month USLIBOR +0.400%), 6/25/2021	5,026,113

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$3,000,000		Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	$3,093,898
1,670,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 2.308% (3-month USLIBOR +0.400%), 5/6/2022	1,670,126
5,035,000		Georgia Power Co., Sr. Unsecd. Note, Series A, 2.100%, 7/30/2023	5,098,552
481,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, 2.596% (3-month USLIBOR +0.650%), 3/27/2020	481,274
3,385,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.750%, 1/21/2022	3,396,408
1,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/15/2021	1,927,405
1,130,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, Series H, 3.342%, 9/1/2020	1,139,496
1,465,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,516,925
1,440,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 3.100%, 3/8/2022	1,479,933
4,120,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	4,249,768
		TOTAL	35,112,425
		Utility - Natural Gas—0.2%
2,890,000	[1]	Sempra Energy, Sr. Unsecd. Note, 2.331% (3-month USLIBOR +0.500%), 1/15/2021	2,890,555
		TOTAL CORPORATE BONDS (IDENTIFIED COST $480,237,503)	487,479,718
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
4		Federal Home Loan Mortgage Corp., Pool A01858, 8.500%, 7/1/2021	4
1,514		Federal Home Loan Mortgage Corp., Pool C90493, 6.500%, 11/1/2021	1,558
		TOTAL	1,562
		Federal National Mortgage Association—0.0%
41,400		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	48,522
		Government National Mortgage Association—0.0%
5,580		Government National Mortgage Association, Pool 354754, 7.500%, 2/15/2024	5,943
4,343		Government National Mortgage Association, Pool 423843, 8.500%, 8/15/2026	4,858
		TOTAL	10,801
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $55,404)	60,885
		FOREIGN GOVERNMENT/AGENCY—0.2%
		Sovereign—0.2%
3,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,998,060)	3,003,330
		U.S. TREASURIES—5.0%
		U.S. Treasury Notes—5.0%
10,000,000	[1]	United States Treasury Floating Rate Notes, 1.835% (91-day T-Bill +0.300%), 2/4/2020	10,030,390
40,000,000		United States Treasury Note, 2.125%, 2/29/2024	41,277,716
20,000,000	[4]	United States Treasury Note, 2.500%, 2/28/2026	21,287,954
		TOTAL U.S. TREASURIES (IDENTIFIED COST $69,889,838)	72,596,060
		INVESTMENT COMPANIES—8.9%
1,907,186		Federated Bank Loan Core Fund	18,766,713
346,722		Federated Government Obligations Fund, Premier Shares, 1.49%[5]	346,722
41,666,620		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.71%[5]	41,679,120
3,339,998		Federated Mortgage Core Portfolio	33,199,574
849,346		Federated Project and Trade Finance Core Fund	7,576,167

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
4,278,677	High Yield Bond Portfolio	$26,998,453
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $130,457,011)	128,566,749
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $1,436,854,803)	1,450,014,178
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[6]	(9,669,697)
	TOTAL NET ASSETS—100%	$1,440,344,481
At January 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[7]United States Treasury Note 2-Year Long Futures	300	$64,907,813	March 2020	$196,385
[7]United States Treasury Note 5-Year Long Futures	400	$48,128,125	March 2020	$510,970
[7]United States Treasury Note 10-Year Long Futures	100	$13,165,625	March 2020	$180,235
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$887,590
The average notional value of long futures contracts held by the Fund throughout the period was $177,313,125. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2020, were as follows:
Affiliates	Balance of Shares Held 4/30/2019	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
Federated Bank Loan Core Fund	1,559,909	347,277	—	1,907,186	$18,766,713	$(214,926)	$—	$744,871
Federated Government Obligations Fund, Premier Shares*	—	4,922,102	(4,575,380)	346,722	$346,722	N/A	N/A	$2,053
Federated Institutional Prime Value Obligations Fund, Institutional Shares	17,017,860	413,936,355	(389,287,595)	41,666,620	$41,679,120	$(549)	$(1,718)	$553,982
Federated Mortgage Core Portfolio	3,261,988	78,010	—	3,339,998	$33,199,574	$787,800	$—	$770,495
Federated Project and Trade Finance Core Fund	819,482	29,864	—	849,346	$7,576,167	$(83,998)	$—	$268,103
High Yield Bond Portfolio	339,891	3,938,786	—	4,278,677	$26,998,453	$260,515	$—	$1,203,478
TOTAL OF AFFILIATED TRANSACTIONS	22,999,130	423,252,394	(393,862,975)	52,388,549	$128,566,749	$748,842	$(1,718)	$3,542,982
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$1,285,506	$—	$1,285,506
Asset-Backed Securities	—	657,496,888	6,608	657,503,496
Collateralized Mortgage Obligations	—	14,842,821	—	14,842,821
Non-Agency Mortgage	—	42,225,586	—	42,225,586
Commercial Mortgage-Backed Securities	—	42,450,027	—	42,450,027
Corporate Bonds	—	487,479,718	—	487,479,718
Mortgage-Backed Securities	—	60,885	—	60,885
Foreign Government/Agency	—	3,003,330	—	3,003,330
U.S. Treasuries	—	72,596,060	—	72,596,060
Investment Companies[1]	120,990,582	—	—	128,566,749
TOTAL SECURITIES	$120,990,582	$1,321,440,821	$6,608	$1,450,014,178
Other Financial Instruments[2]
Assets	$887,590	$—	$—	$887,590
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$887,590	$—	$—	$887,590
1	As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $7,576,167 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FRN	—Floating Rate Note
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit